GMO Strategic Opportunities Allocation Fund Expense Example - GMO Strategic Opportunities Allocation Fund - Class III	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 86
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	510
Expense Example, with Redemption, 10 Years	$ 1,146